Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

17.   PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant, and equipment as of December 31, 2019 and 2018:

	Balance as of
Classes of Property, Plant and Equipment, Net	12-31-2019	12-31-2018
	ThCh$	ThCh$
Property, plant and equipment, net	2,747,643,715	2,919,097,994
Construction in progress	730,069,617	654,854,659
Land	61,662,723	57,932,689
Buildings	30,487,377	8,438,832
Plant and equipment	1,879,714,167	2,146,295,618
Network Infrastructure	27,990,039	33,921,524
Right-of-use assets	17,719,792	17,654,672

	Balance as of
Classes of Property, Plant and Equipment, Gross	12-31-2019	12-31-2018
	ThCh$	ThCh$
Property, plant and equipment, gross	5,713,190,162	5,533,677,016
Construction in progress	730,069,617	654,854,659
Land	61,662,723	57,932,689
Buildings	45,102,449	22,243,315
Plant and equipment	4,750,674,167	4,670,987,645
Network Infrastructure	95,783,216	98,898,677
Right-of-use assets	29,897,990	28,760,031

	Balance as of
Classes of Accumulated Depreciation and Impairment of Property,	12-31-2019	12-31-2018
Plant and Equipment	ThCh$	ThCh$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(2,965,546,447)	(2,614,579,022)
Buildings	(14,615,072)	(13,804,483)
Plant and equipment	(2,870,960,000)	(2,524,692,027)
Fixtures and fittings	(67,793,177)	(64,977,153)
Right-of-use assets	(12,178,198)	(11,105,359)

 The detail and changes in, property, plant, and equipment, net for the years December 31, 2019 and 2018 are as follows:

							Other Property,	Property,
							Plant and	Plant and
		Construction in			Plant and	Fixtures and	Equipment under	Equipment,
		Progress	Land	Buildings, Net	Equipment, Net	Fittings, Net	Finance Leases, Net	Net
Changes in the year ended December 31, 2019		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2019		654,854,659	57,932,689	8,438,832	2,146,295,618	33,921,524	17,654,672	2,919,097,994
	Increases other than those from business combinations	153,074,293	—	—	(127)	—	—	153,074,166
	Increase (decrease) from net foreign exchange differences	(55,056)	(15,144)	(25,367)	(205,534)	(99,087)	—	(400,188)
	Depreciation	—	—	(805,507)	(99,335,330)	(3,073,899)	(1,072,839)	(104,287,575)
	Impairment losses recognized in profit or loss	(32,225,073)	—	—	(247,795,190)	—	—	(280,020,263)
	Increases (decreases) from transfers and other changes	(44,686,867)	4,151,834	22,879,420	17,534,668	120,945	—	—
Change	Increases (decreases) from transfers from construction in process	(44,686,867)	4,151,834	22,879,420	17,534,668	120,945	—	—
	Disposals and withdrawals from service	—	(406,656)	—	(948,350)	(837,345)	—	(2,192,351)
	Disposals	—	(406,656)	—	(948,350)	—	—	(1,355,006)
	Removals	—	—	—		(837,345)	—	(837,345)
	First time adoption IFRS 16	—	—	—	—	—	—	—
	Hyperinflation Argentine societies	—	—	—	1,132,453	—	1,458,988	2,591,441
	Other increases (decrease)	(892,339)		(1)	63,035,959	(2,042,099)	(321,029)	59,780,491
	Total changes	75,214,958	3,730,034	22,048,545	(266,581,451)	(5,931,485)	65,120	(171,454,279)
Closing balance as of December 31, 2019		730,069,617	61,662,723	30,487,377	1,879,714,167	27,990,039	17,719,792	2,747,643,715

							Other Property,	Property,
		Construction in	Land	Buildings, Net	Plant and	Fixtures and	Plant and	Plant and
		Progress			Equipment, Net	Fittings, Net	Equipment under	Equipment,
							Finance Leases, Net	Net
Changes in the year ended December 31, 2018		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2018		554,424,935	52,063,679	9,029,526	2,117,017,034	37,160,396	18,508,931	2,788,204,501
	Increases other than those from business combinations	223,154,320	5,893,739	—	46,227	—	—	229,094,286
	Increase (decrease) from net foreign exchange differences	(129,401)	(35,406)	(61,194)	(790,755)	106,382	—	(910,374)
	Depreciation (*)	—	—	(611,036)	(108,405,979)	(1,636,624)	(854,258)	(111,507,897)
	Increases (decreases) from transfers and other changes	(135,136,356)	—	81,534	135,214,591	(159,769)	—	—
Change	Increases (decreases) from transfers from construction in process	(135,136,356)	—	81,534	135,214,591	(159,769)	—	—
	Disposals and withdrawals from service	763	—	—	(527,470)	(1)	—	(526,708)
	Disposals	—	—	—	(527,469)	—	—	(527,469)
	Removals	763	—	—	(1)	(1)	—	761
	First time adoption IFRS 16	—	—	—	—	—	—	—
	Hyperinflation Argentine societies	—	—	—	1,912,829	—	—	1,912,829
	Other increases (decrease)	12,540,398	10,677	2	1,829,141	(1,548,860)	(1)	12,831,357
	Total changes	100,429,724	5,869,010	(590,694)	29,278,584	(3,238,872)	(854,259)	130,893,493
Closing balance as of December 31, 2018		654,854,659	57,932,689	8,438,832	2,146,295,618	33,921,524	17,654,672	2,919,097,994

Additional information about Property, Plant and Equipment, net

17.1       Principal investments

Material investments in the electricity generation business in Chile include developments in the program to create new capacity, including progress on the construction of the Los Cóndores hydroelectric plant, which will use the resources of the Maule Lagoon and will have approximately installed capacity of 150 MW. The construction involved additions of ThCh$91,638,411 for the year ended December 31, 2019 (ThCh$142,578,993 for the year ended December 31, 2018).

17.2       Capitalized costs

a)	Capitalized borrowing costs:

Capitalized borrowing costs during the years ended December 31, 2019, 2018 and 2017, amounted to ThCh$9,321,354,  ThCh$6,523,443 and ThCh$4,078,463, respectively. Weighted average capitalization rate varied from 7.71%  to 8.00% for the year ended December 31, 2019 and from 7.71% to 7.12% for the year ended December 31, 2018 (see Note 32).

b)	Capitalized personnel expenses:

Personnel expenses directly related to the construction capitalized during the years ended December 31, 2019, 2018 and 2017 amounted to ThCh$4,673,011,  ThCh$7,449,013 and ThCh$7,226,484, respectively.

17.3 Right-of-use assets:

The following is the detail of the right-of-use assets net as of December 31, 2019:

	Land	Other Plants and Equipments, net	Right-of-use assets, Net
Changes in 2019	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2019 before application of IFRS 16	2,758	17,651,914	17,654,672
Effects first time adoption IFRS 16	-	1,458,988	1,458,988
Opening balance as of January 1, 2019 after application of IFRS 16	2,758	19,110,902	19,113,660
Inversions (decreases) for foreign currency translation difference, net	-	-	-
Depreciation	(545)	(1,072,294)	(1,072,839)
Other increases (decreases)	91	(321,120)	(321,029)
Total changes	(454)	(1,393,414)	(1,393,868)
Balance as of December 31, 2019	2,304	17,717,488	17,719,792

As of December 31, 2019, the following are the main right-of-use assets and lease liabilities:

A contract for Electric Transmission Lines and Installations (Ralco-Charrúa 2x220 KV), made between Enel Generación Chile S.A. and Transelec S.A. is the contract has a 20-year term and accrues interest at an annual rate of 6.5%. This contract qualified as a financial liability as of December 31, 2019 and 2018, as per the application of IAS 17 and IFRS 16, respectively.

In addition, as a result of the application of IFRS 16 (see Notes 2.2.a.i. and 3.e), the Group recognized as of January 1, 2019 right-of-use assets in the amount of ThCh$1,458,988, related to property, plant and equipment.

The present value of future lease payments derived from these finance leases is as follows:

	12-31-2019			12-31-2018
		Unearned	Present		Unearned	Present
	Gross	Interest	Value	Gross	Interest	Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	3,221,198	526,482	2,694,716	2,779,080	612,806	2,166,274
From one to two years	3,065,057	363,742	2,701,315	2,779,080	471,998	2,307,082
From two to three years	3,063,925	190,536	2,873,389	2,779,080	322,037	2,457,043
From three to four years	5,400,635	33,948	5,366,687	7,726,436	180,386	7,546,050
From four to five years	68,375	13,361	55,014	—	—	—
More than five years	685,338	66,634	618,704	—	—	—
Total (*)	15,504,528	1,194,703	14,309,825	16,063,676	1,587,227	14,476,449

17.4       Short-term and low value leases

The consolidated statement of income for the year ended December 31, 2019 includes short-term lease expenses in the amount of ThCh$602,493, related to variable payments of leases which are exempted from the application of IFRS 16 (see Note 2.2.a.i). As of December 31, 2018, the amount recognized in profit or loss was ThCh$2,066,713, from leases of assets qualifying as operating leases, in accordance with IAS 17.

As of December 31, 2019 the total future lease payments under these contracts are as follows:

Years	12-31-2019
ThCh$
Less than one year	788,157
From one to two years	—
From two to three years	—
From three to four years	—
From four to five years	—
More than five years	—
Total	788,157

17.5       Other information

1.

As a result of the public disorders that have affected Chile since October 18, 2019, fixed assets worth ThCh$ 837,345 were written off for the year ended  December 31, 2019 (see Note 30). There are insurers involved, who  are conducting an investigative process that is part of the settlement of the claims .

2.

On June 4, 2019, Enel Generación Chile and GasAtacama Chile (merged into Enel Generación Chile in September 2019) signed an agreement whereby both companies, in line with their own sustainability strategy and strategic plan, and the Ministry of Energy, regulated how to proceed with respect to the progressive closures of the Tarapacá, Bocamina I and Bocamina II coal generating units (hereinafter, Tarapacá, Bocamina I and Bocamina II).

The agreement is subject to the   condition precedent that the regulation of power transfers between generation companies enters into full effect, establishing, among other things, the essential conditions to ensure non-discriminatory treatment between the different generators and define the Strategic Reserve Status. Therefore, the Enel Generación and GasAtacama Chile were normally and irrevocably bound to  the final closures of Bocamina I and Tarapacá, respectively, from the National Electric System, establising deadlines of May 31, 2020 for the Tarapacá plant and December 31, 2023 for the Bocamina I plant.

The Group’s intention is to accelerate the closures of Tarapacá and Bocamina I, in full coordination with the CNE.  In this context, on June 17, 2019 GasAtacama Chile requested the CNE to permit final retirement, disconnection and cessation of operation of the Tarapacá plant to be carried out in advance, as of December 31, 2019. On July 26, 2019, through Exempt Resolution No. 450 and in accordance with the provisions of article 72 -18 of Electric Law, the CNE authorized the final retirement, disconnection and cessation of operation of the Tarapacá coal fired generating unit as of December 31, 2019.

As a result of the foregoing, the Group recorded an impairment loss of ThCh$197,188,542 and ThCh$ 82,831,721 to adjust the carrying amount of the capitalized investment in Tarapacá and Bocamina I, respectively, to their recoverable values.

The goal for early Bocamina II’s retirement is targeted to be no later than December 31, 2040. All above subject to the authorization established in Electric Law. The financial effects will depend on factors that influence the behavior of the electricity market, such as, among others, the price of fuels, hydrological conditions, the growth of electricity demand and international inflation rates, which to date are not possible to determine.

Notwithstanding the foregoing, the useful lives of the Bocamina II assets were adjusted, so that in no case will depreciation be recorded for a date beyond December 31, 2040. This decision implied recognizing a larger amount of depreciation at December 31, 2019 of  ThCh$4,083,855.

3.	As of December 31, 2019 and 2018 the Group had contractual commitments for the acquisition of property, plant and equipment amounting to ThCh$82,032,379 and ThCh$166,392,958, respectively.
4.	As of December 31, 2019, and 2018 Enel Generación Chile S.A. does not have property, plant and equipment that was pledged as security for liabilities.
5.

The Company and its domestic subsidiaries have insurance contracts in place that provide policies covering against all risks, earthquakes and machinery breakdowns, with a limit of € 1,000 million, including insurance against damages from business interruption. Additionally, the Company has Civil Liability insurance in place to cover third-party claims with a limit of € 200 million, and with a limit of € 500 million to cover claims resulting from overflows of dams owned by the Company or its subsidiaries, and with a limit of € 20 million in the case of Environmental Civil Liability. The premiums associated with these policies are recorded proportionally in each company under pre-paid expenses.

6.

The condition of certain assets of the Company changed, primarily works and infrastructure for facilities built to support power generation in the SIC grid in 1998, due primarily to the installation in the SIC of new thermoelectric plants, the arrival of LNG, and new other projects. As such, a new supply configuration for the upcoming years, in which it is expected that these facilities will not be used. Therefore, in 2009, the Company recognized an impairment loss of ThCh$ 43,999,600 for these assets, which is still has not reversed. (see Note 3.d).

7.

At the end of 2014, Enel Generación Chile recognized an impairment loss of ThCh$ 12,581,947 related to the Punta Alcalde project. This impairment loss was triggered because the current definition of the project is not fully aligned with the strategy that the Company is reformulating; particularly, with regard to technological leadership, and to community and environmental sustainability. Enel Generación Chile S.A. has decided to suspend the project as its profitability is still unclear (see Note 3.d).

8.

As of December 31, 2015, Enel Generación Chile recognized an impairment loss of ThCh$ 2,522,445 related to the Waiwen wind project. This impairment loss was a result of new assessment of the feasibility of the project performed by the Company and a conclusion that, under existing conditions to date, its profitability is uncertain.

9.

In line with its sustainability strategy and in order to develop community relations, Enel Generación Chile has decided to research new design alternatives for the Neltume project, in particular regarding the issue of the discharge of Lake Neltume, which has been raised by the communities in the various instances of dialogue.

To start a new phase of research of an alternative project, which includes the discharge of water on the Fuy River in late December 2015, the Company withdrew the Environmental Impact Study. This decision applies only to the portion of the Neltume project related to the power plant and not to portion related to the transmission project, which continues its course on handling in the Environmental Assessment Service.

As a result of the above, as of December 31, 2015, Enel Generación Chile recognized a loss of ThCh$2,706,830, associated with the write down of certain assets related to Environmental Impact Study, which has been withdrawn and to other studies directly linked to the old design of assets.

Consequently, in line with the new sustainability strategy and as a result of sustained dialog with the communities, the Company’s projects in the territory, namely Neltume and Choshuenco, have good prospects from a social community point of view. However, given the current condition of the Chilean electricity market, expected profitability of the Neltume and Choshuenco projects is lower than the total capitalized investment in them. As a result, at the end of 2016, the Group recognized an impairment loss of ThCh$ 20,459,461 associated with the Neltume project and ThCh$ 3,748,124 associated with the Choshuenco project.

At the end of 2017, after a deep analysis during the last months, Enel Generación Chile determined to abandon the Neltume project; a decision justified mainly by the high-sustained competitiveness in the Chilean electricity market, which was ratified in November 2017 with the result of the last tender of Electric Distributors. Added to the above, there is the time associated with developing the alternative water discharge, considering a period of no less than 5 years, given the necessity to request and obtain a transfer of the current water right and commission a new Environmental Impact Study. The abandonment implied the recognition of a ThCh$ 21,975,640 loss, with the purpose of reducing to zero the net book value of the assets associated with the project.

Additionally, the Group also decided to abandon the Choshuenco project, mainly because the strong synergies considered with the Neltume hydroelectric project would not exist anymore and make it not viable. This decision involved recognizing a loss of ThCh$3,130,270, with the purpose of reducing the net book value of the assets associated with the project to zero.

10.

On August 31, 2016, Enel Generación Chile S.A. decided to withdraw from the water rights associated with the hydroelectric projects Bardón, Chillan 1, Chillan 2, Futaleufú, Hechún and Puelo. This decision was taken because of, among other aspects evaluated, the high annual maintenance cost of these unused water rights, lack of technical and economic feasibility and insufficient local community support. As a result, the Group wrote-off a total amount of ThCh$ 32,834,160 of property, plant and equipment and ThCh$ 2,549,926 of intangible assets, which represent 100% of the related costs previously capitalized.

11.

As of December 31, 2016, the Group recognized an impairment loss of ThCh$ 6,577,946 associated with certain Non-Conventional Renewable Energy (“NCRE”) initiatives, such as wind, mini-hydro, biomass and solar projects. These initiatives deal with collection of natural resources data (wind speed, solar radiation, etc.) as well as engineering studies enabling the Company to perform and support technical and economical assessments in order to visualize their perspectives and decide on future steps. The results of the studies have not been entirely satisfactory, mainly due to the current conditions in the Chilean electricity market, as future viability of the NCRE projects is uncertain. As a result the Group recognized an impairment of 100% of the capitalized investments to date in NCRE projects.

On the other hand, the Group decided to write off 100% of capitalized investment in the Tames and Totoralillo thermal projects that until now were held in its portfolio. These projects were being developed within the framework of the public land concessions offered by the National Heritage Ministry in 2013. The amount of the write-off was ThCh$ 1,096,137 and arose as a result of the current conditions in the Chilean electricity market, lack of future viability of this type of technology (steam-coal) and high development costs, which make these projects unfeasible. In addition, Enel Generación Chile recognized a provision of ThCh$2,244,900 for the fines to be paid upon withdrawing from the concessions related to these projects. During fiscal year 2017, the Ministry of National Assets and Enel Generación Chile, agreed to extinguish onerous concessions by mutual agreement, and fines were not applied.